Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0001611746
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38041
Entity Registrant Name	SCISPARC LTD.
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	20 Raul Wallenberg St.
Entity Address, Address Line Two	Tower A, 2nd Floor
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6971916
Entity Address, Country	IL
Title of 12(g) Security	Ordinary Shares, no par value
Trading Symbol	SPRC
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	365,444
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Description	Due to an administrative error, we are filing this Amendment No. 1 (“Amendment No. 1”) to our Annual Report on Form 20-F (the “Original Filing”) for the sole purpose of amending Item 18 of the Original Filing to: (i) include the Report (the “Report”) of our Independent Registered Public Accounting Firm by Kost Forer Gabbay & Kasierer, a Member of EY Global (“EY”) dated as April 24, 2025 (except for Note 1(d), as to which the date is July 8, 2025); and (ii) add Note 1(d) to the audited consolidated financial statements. The Report of EY that was included in the Original Filing was not the most recent auditor’s report on the financial statements as of December 31, 2024, and for the two years ended on that date. The most recent auditor’s report included dual dating as a result of a one-for-twenty one reverse share split of the Company’s issued and outstanding ordinary shares, no par value per share, effected on July 3, 2025. For clarity, the audited consolidated financial statements as of and for the two fiscal years ended December 31, 2025 included in this Amendment No. 1 are otherwise unchanged, with the exception of the inclusion of Note 1(d), from the audited consolidated financial statements included in the Original Filing.In addition, pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, as amended, the certifications pursuant to Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 have been re-executed as of the date of, and are re-filed as part of, this Amendment No. 1 as Exhibits 12.1 and 13.1.Other than expressly set forth herein, this Amendment No. 1 does not, and does not purport to, amend or restate any other information contained in the Original Filing nor does this Amendment No. 1 reflect any events that have occurred after the Original Filing was filed.
Auditor Firm ID	1197
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of financial position of SciSparc Ltd. and its subsidiaries (the “Company”) as of December 31, 2025, the related consolidated statements of comprehensive loss, changes in equity and cash flows for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and the results of its operations and its cash flows for the year then ended, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB).

Auditor Name	Brightman Almagor Zohar & Co.
Auditor Location	Tel Aviv, Israel
Amendment Flag	true
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Address Line One	20 Raul Wallenberg St.
Entity Address, Address Line Two	Tower A, 2nd Floor
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6971916
Entity Address, Country	IL
Contact Personnel Name	Oz Adler
City Area Code	+972
Local Phone Number	3-7175777
Contact Personnel Email Address	oz@scisparc.com